Capital Structure, Financial Risk and Related Items - Fair Value of Other Investment (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Marketable Securities | Net Book value
Financial Assets
Fair value at January 1, 2020	kr 7,419
Fair value at December 31, 2020	8,819	kr 7,419
Other Investments
Financial Assets
Transfer to Level 1		0
Transfer to level 3		0
Other Investments | Net Book value
Financial Assets
Fair value at January 1, 2020	149
Fair value at December 31, 2020	1,081	149
Level 3 | Other Investments | Net Book value
Financial Assets
Fair value at January 1, 2020	149
Transfer to Level 1	(149)
Acquisitions	14
Fair value at December 31, 2020	kr 14	kr 149